Summary of Significant Accounting Policies- Valuation and Allowance (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Allowance for Uncollectible Premiums Receivable [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Valuation Allowances and Reserves, Balance	$ 73	$ 80
Allowance for Trade Receivables [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Valuation Allowances and Reserves, Balance	$ 20	$ 26